Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Earnings Before Income Taxes And Provision For Income Taxes

(in millions)	2011	2010	2009
Earnings before income taxes	$12,532	$10,324	$9,243

Provision for income taxes:
United States federal:
Current	$270	$157	$348
Deferred	118	145	(202)

	388	302	146
State and local		1	1

Total United States	388	303	147

Outside United States:
Current	3,368	2,567	2,213
Deferred	(103)	(44)	331

Total outside United States	3,265	2,523	2,544

Total provision for income taxes	$3,653	$2,826	$2,691

Schedule Of Reconciliation Of Unrecognized Tax Benefits

(in millions)	2011	2010	2009
Balance at January 1,	$95	$174	$160
Additions based on tax positions related to the current year	17	18	26
Additions for tax positions of previous years	8	35	1
Reductions for tax positions of prior years	(8)	(125)	(15)
Reductions due to lapse of statute of limitations	(7)	(1)
Settlements		(6)	(2)
Other	(1)		4

Balance at December 31,	$104	$95	$174

Schedule Of Unrecognized Tax Benefits And Liability For Contingent Income Taxes, Interest and Penalties

(in millions)	December 31, 2011	December 31, 2010	December 31, 2009
Unrecognized tax benefits	$104	$95	$174
Accrued interest and penalties	28	30	48
Tax credits and other indirect benefits	(55)	(58)	(33)

Liability for tax contingencies	$77	$67	$189

Schedule Of Reasons Attributable To The Differences Between Effective Income Tax Rate And U.S. Federal Statutory Rate

	2011	2010	2009
U.S. federal statutory rate	35.0%	35.0%	35.0%
Increase (decrease) resulting from:
Foreign rate differences	(12.5)	(10.0)	(8.6)
Dividend repatriation cost	6.5	3.5	2.5
Reversal of tax reserves no longer required		(1.4)
Other	0.1	0.3	0.2

Effective tax rate	29.1%	27.4%	29.1%

Schedule Of Temporary Differences Of Tax Effects To Deferred Income Tax Assets And Liabilities

	At December 31,
(in millions)	2011	2010
Deferred income tax assets:
Accrued postretirement and postemployment benefits	$223	$214
Accrued pension costs	193	118
Inventory	76	61
Accrued liabilities	145	111
Other	110	84

Total deferred income tax assets	747	588

Deferred income tax liabilities:
Trade names	(818)	(860)
Property, plant and equipment	(323)	(395)
Unremitted earnings	(897)	(817)
Foreign exchange	(31)	(57)

Total deferred income tax liabilities	(2,069)	(2,129)

Net deferred income tax liabilities	$(1,322)	$(1,541)